UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0400

Date of Fiscal Year End:   12/31

Date of Reporting Period:  3/31/2013

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2013
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (101.77%) (a)
	Aircraft Engines & Engine Parts (0.90%)
10,000	United Technologies Corp.	$727,426	$934,300

	Beverages (1.92%)
30,000	Coca-Cola Company *	835,675	1,213,200
10,000	PepsiCo, Inc.	529,400	791,100
		1,365,075	2,004,300

	Biological Products (1.19%)
12,100	Amgen Inc.	783,805	1,240,371

	Cable & Other Pay Television Services (1.18%)
21,400	Time Warner Inc.	781,678	1,233,068

	Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties (1.19%)
17,100	H.J. Heinz Company	885,684	1,235,817

	Cigarettes (1.88%)
30,000	Altria Group, Inc.	634,550	1,031,700
10,000	Philip Morris International, Inc.	485,376	927,100
		1,119,926	1,958,800

	Computer & Office Equipment (0.41%)
2,000	International Business Machines Corporation	258,964	426,600

	Computer Communications Equipment (0.83%)
41,300	Cisco Systems, Inc.	783,771	863,583

	Construction, Mining & Materials Handling Machinery & Equipment (0.94%)
13,500	Dover Corp.	781,673	983,880

	Converted Paper & Paperboard Products (1.17%)
12,500	Kimberly-Clark Corp.	890,751	1,224,750

	Crude Petroleum & Natural Gas (0.61%)
8,160	Occidental Petroleum Corporation	527,752	639,499

	Deep Sea Foreign Transportation of Freight (0.96%)
50,000	Seaspan Corp.	347,030	1,002,500

	Dolls & Stuffed Toys (1.05%)
25,000	Mattel, Inc.	610,742	1,094,750

	Electric Services (4.35%)
11,000	Entergy Corp.	693,431	695,640
18,600	First Energy Corp.	785,714	784,920
65,000	Southern Company	2,326,432	3,049,800
		3,805,577	4,530,360

	Electromedical & Electrotherapeutic Apparatus (0.91%)
20,200	Medtronic, Inc.	788,000	948,592

	Electronic & Other Electrical Equipment (4.73%)
20,000	Emerson Electric Company	747,590	1,117,400
111,900	General Electric Company	1,949,675	2,587,128
41,400	Koninklijke Philips Electronics N.V.	783,100	1,223,370
		3,480,365	4,927,898

	Electronic & Other Services Combined (1.38%)
17,000	Exelon Corp.	715,134	586,160
19,100	PG&E Corp.	784,489	850,523
		1,499,623	1,436,683

	Fire, Marine & Casualty Insurance (1.71%)
20,000	Ace Ltd.	829,324	1,779,400

	Food & Kindred Products (2.47%)
25,000	Campbell Soup Co.	783,645	1,134,000
22,000	Kraft Foods Group, Inc.*	964,842	1,133,660
10,000	Mondelez International, Inc.	168,344	306,100
		1,916,831	2,573,760

	Grain Mill Products (1.18%)
25,000	General Mills, Inc. *	1,062,157	1,232,750

	Investment Advice (0.55%)
20,000	Invesco Ltd.	437,950	579,200

	Life Insurance (1.46%)
40,000	MetLife, Inc.	699,693	1,520,800

	Malt Beverages (0.75%)
16,000	Molson Coors Brewing Company	707,427	782,880

	Measuring & Controlling Devices, NEC (0.88%)
10,700	Rockwell Automation, Inc.	780,522	923,945

	Miscellaneous Business Credit Institution (0.06%)
46,169	Star Asia Financial Ltd. (b) (c)	686,145	64,637

	Miscellaneous Fabricated Metal Products (0.89%)
10,100	Parker-Hannifin Corp.	787,011	924,958

	Mortgage Investment (2.14%)
200,000	Newcastle Investment Corp. *	1,453,200	2,234,000

	Motor Vehicle Parts & Accessories (1.81%)
25,000	Honeywell International, Inc.	889,529	1,883,750

	Motor Vehicles & Passenger Car Bodies (0.95%)
19,600	PACCAR Inc.	788,028	990,976

	National Commercial Banks (3.62%)
36,800	JPMorgan Chase & Co.	774,303	1,746,528
27,000	U.S. Bancorp *	880,419	916,110
30,000	Wells Fargo & Company *	1,044,225	1,109,700
		2,698,947	3,772,338

	Natural Gas Transmission (0.93%)
25,000	Kinder Morgan, Inc. *	924,542	967,000

	Natural Gas Transmission & Distribution (0.88%)
30,000	Spectra Energy Corp. *	825,096	922,500

	Paints, Varnishes, Lacquers, Enamels & Allied Products (1.09%)
8,501	PPG Industries, Inc. *	537,142	1,138,624

	Perfumes, Cosmetics & Other Preparations (0.99%)
50,000	Avon Products, Inc.	1,596,424	1,036,500

	Petroleum Refining (2.69%)
7,200	Chevron Corp.	782,448	855,504
11,000	ConocoPhillips	557,868	661,100
10,000	Exxon Mobil Corp.	738,274	901,100
5,500	Phillips 66	173,935	384,835
		2,252,525	2,802,539

	Pharmaceutical Preparations (11.72%)
30,000	Abbott Laboratories	728,258	1,059,600
30,000	AbbVie Inc. *	793,789	1,223,400
55,000	Bristol-Myers Squibb Company	1,241,872	2,265,450
23,100	Johnson & Johnson	1,492,730	1,883,343
40,300	Merck & Company, Inc.	1,463,305	1,782,469
100,000	Pfizer Inc.	1,755,981	2,886,000
21,900	Sanofi	787,206	1,118,652
		8,263,141	12,218,914

	Plastic Materials, Resins & Nonvulcanelastomers (1.85%)
4,881	Axiall Corp. *	120,236	303,403
20,000	E.I. du Pont de Nemours and Company	751,716	983,200
20,000	Dow Chemical Company	580,754	636,800
		1,452,706	1,923,403

	Radio & TV Broadcasting & Communications Equipment (0.64%)
10,000	QUALCOMM, Inc.	383,189	669,500

	Radio Telephone Communications (0.55%)
20,000	Vodafone Group PLC ADR	453,234	568,200

	Railroads, Line-Haul Operating (1.92%)
34,100	CSX Corp.	785,517	839,883
15,000	Norfolk Southern Corp. *	1,042,125	1,156,200
		1,827,642	1,996,083

	Real Estate Investment Trusts (2.79%)
10,600	AvalonBay Communities, Inc.*	1,418,947	1,342,702
22,650	Mid-America Apartment Communities, Inc.*	1,420,551	1,564,209
		2,839,498	2,906,911

	Refuse Systems (0.56%)
15,000	Waste Management, Inc.	532,822	588,150

	Retail - Eating Places (0.86%)
9,000	McDonald's Corp.	888,124	897,210

	Retail - Grocery Stores (1.03%)
32,300	The Kroger Co.	782,471	1,070,422

	Retail - Miscellaneous Shopping Goods Stores (0.69%)
53,200	Staples, Inc.	783,945	714,476

	Retail - Variety Stores (1.05%)
16,000	Target Corp.	660,150	1,095,200

	Retail - Women's Clothing Stores (2.31%)
54,000	Limited Brands, Inc.	475,950	2,411,640

	Savings Institution, Federally Chartered (0.77%)
60,000	People's United Financial, Inc.	826,108	806,400

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.56%)
15,000	NYSE Euronext	372,671	579,600

	Semiconductors & Related Devices (5.72%)
23,000	Analog Devices, Inc.	726,743	1,069,270
120,000	Intel Corp. *	2,608,156	2,622,000
35,000	Microchip Technology, Inc.	998,143	1,286,600
127,300	STMicroelectronics N.V.	786,574	981,483
		5,119,616	5,959,353

	Services - Auto Rental & Leasing (No Drivers) (1.25%)
7,500	Amerco * (c)	972,466	1,301,550

	Services - Business Services (1.60%)
40,000	Lender Processing Services, Inc.	733,684	1,018,400
42,900	The Western Union Company	785,465	645,216
		1,519,149	1,663,616

	Services - Engineering, Accounting, Research, Management (0.34%)
10,000	Paychex, Inc.	309,491	350,700

	Services - Miscellaneous Repair Services (0.09%)
756	Aquilex Holdings LLC Units * (b) (c)	496,372	93,000

	Services - Prepackaged Software (0.82%)
30,000	Microsoft Corp.	900,672	858,300

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (0.89%)
12,000	The Procter & Gamble Company	739,290	924,720

	Specialty Cleaning, Polishing and Sanitation Preparations (0.99%)
11,700	Clorox Co.	788,186	1,035,801

	Surety Insurance (1.22%)
100,000	Old Republic International Corp. *	1,167,370	1,271,000

	Surgical & Medical Instruments & Apparatus (4.12%)
20,000	3M Company	1,133,436	2,126,200
15,700	Baxter International Inc.	785,058	1,140,448
10,700	Becton, Dickinson and Company	782,308	1,023,027
		2,700,802	4,289,675

	Telephone Communications (4.08%)
45,000	AT&T, Inc.	1,672,513	1,651,050
25,000	Centurylink, Inc.*	1,009,687	878,250
35,000	Verizon Communications, Inc.	1,206,032	1,720,250
		3,888,232	4,249,550

	Trucking & Courier Services (No Air) (0.99%)
12,000	United Parcel Service, Inc. *	909,767	1,030,800

	Water Transportation (0.78%)
23,800	Carnival Corp.	785,476	816,340

	Wholesale - Groceries & Related Products (0.93%)
27,500	Sysco Corp. *	877,382	967,175

	Total common stocks	81,026,257	106,073,997

Principal
Amount
	Corporate Bonds and Notes (16.48%) (a)
	Auto/Truck Parts & Equipment - Orig (0.49%)
460,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (d)	465,168	515,200

	Cable & Other Pay Television Services (0.52%)
500,000	CCO Holdings LLC, 7%, 1/15/19	499,639	541,250

	Cogeneration Services & Small Power Producers (0.48%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20	456,784	497,906

	Converted Paper & Paperboard Products (1.02%)
1,000,000	Appleton Papers, Inc., 10.50%, 6/15/15 (d)	997,628	1,060,000

	Crude Petroleum & Natural Gas (0.25%)
250,000	Plains Exploration & Productions Company, 7.625%, 6/1/18	250,535	261,719

	Electric Services (0.91%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,694	351,000
569,139	Elwood Energy LLC, 8.159%, 7/5/26	599,152	593,705
		1,249,846	944,705
	Fats & Oils (0.55%)
500,000	Darling International Inc., 8.50%, 12/15/18	517,062	570,000

	Hospital & Medical Service Plans (0.26%)
250,000	Health Net, Inc., 6.375%, 6/1/17	238,796	268,750

	Ice Cream & Frozen Desserts (0.56%)
500,000	Dean Foods Company, 9.75%, 12/15/18	504,488	581,250

	Miscellaneous Business Credit Institution (0.56%)
500,000	PHH Corp., 9.25%, 3/1/16	504,416	586,250

	Miscellaneous Electrical Machinery, Equipment & Supplies (0.31%)
55,000	Exide Technologies, 8.625%, 2/1/18	55,000	47,506
240,000	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	244,130	273,000
		299,130	320,506

	Mortgage Banks (0.54%)
500,000	Provident Funding Associates, 10.25%, 4/15/17 (d)	500,000	560,000

	Natural Gas Transmission (1.40%)
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20	512,354	578,750
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18	508,586	523,750
350,000	Southern Star Central Corp., 6.75%, 3/1/16	332,790	355,250
		1,353,730	1,457,750

	Oil & Gas Field Exploration Services (0.50%)
500,000	CGG-Veritas, 7.75%, 5/15/17	508,491	517,500

	Papers & Allied Products (0.51%)
500,000	Cascades, Inc., 7.75%, 12/15/17	492,960	533,750

	Paper & Related Products (0.49%)
442,000	Resolute Forest Products Inc., 10.25%, 10/15/18	448,006	509,405

	Personal Credit Institutions (0.78%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17	753,937	808,450

	Racetracks (0.37%)
360,000	Yonkers Racing Corp., 11.375%, 7/15/16 (d)	358,981	387,900

	Retail - Convenience Stores (0.50%)
500,000	Susser Holdings L.L.C., 8.50%, 5/15/16	505,180	525,938

	Security Brokers, Dealers & Flotation Companies (0.23%)
750,000	Penson Worldwide, Inc., 12.50%, 5/15/17	756,690	238,125

	Semiconductors & Related Devices (0.22%)
250,000	Advanced Micro Devices, 7.75%, 8/1/20	257,213	231,250

	Services - Equipment Rental & Leasing, NEC (0.55%)
500,000	Aircastle Ltd., 9.75%, 8/1/18	502,500	573,125

	Services - Miscellaneous Amusement & Recreation (0.81%)
750,000	Cedar Fair LP, 9.125%, 8/1/18	753,048	843,750

	Services - Prepackaged Software (0.42%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19	425,499	442,500

	Special Industry Machinery (0.53%)
500,000	Novelis, Inc., 8.375%, 12/15/17	504,670	550,000

	Telephone Communications (0.53%)
500,000	Equinix, Inc., 8.125%, 3/1/18	507,587	552,812

	Water Transportation (1.59%)
679,000	American Petroleum Tankers LLC, 10.25%, 5/1/15	672,324	704,462
900,000	Hornbeck Offshore Services, Inc., 8%, 9/1/17	905,406	958,500
		1,577,730	1,662,962

	Wholesale - Electronic Parts & Equipment, NEC (0.31%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (d)	300,000	322,500

	Wholesale - Petroleum & Petroleum Products (0.29%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18	275,449	299,063

	Total corporate bonds and notes	16,765,163	17,164,316

	INVESTEMENT COMPANIES (2.59%) (a)
	Exchange Traded Funds (2.59%)
15,000	iShares Dow Jones Select Dividend Index	699,712	951,000
65,000	SPDR S&P 500 ETF Trust	871,731	1,749,800
		1,571,443	2,700,800

	MASTER LIMITED PARTNERSHIPS (3.05%) (a)
	Natural Gas Transmission (3.06%)
39,000	Energy Transfer Partners LP	1,979,798	1,976,910
20,000	Enterprise Products Partners LP	374,214	1,205,800
		2,354,012	3,182,710

	PREFERRED STOCK (0%) (a)
	Financial (0%)
80,000	Solar Cayman Ltd. (b) (c)	568,802	-

	MONEY MARKET FUND (0.00%)
37	SSgA Money Market Fund, 7 day annualized yield 0.01%	37	37

	Total investments (123.89%)	$102,285,714	129,121,860

	Liabilities in excess of other assets (-23.89%)		(24,896,011)

	Net assets (100.00%)		$104,225,849

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility, except for those denoted by a * symbol. As of March 31, 2013, the value of securities pledged as collateral was $106,175,656.

(b) Illiquid and/or restricted security that has been fair valued.
(c) Non-income producing.
(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Fund’s Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees, called fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
●
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

●	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock) – Equity securities traded on a national securities exchange or market are stated at the official closing price, last sale price or, if no sale has occurred, at the most recent last sale or closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes - The fair value of corporate bonds and notes are estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities. Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments at value
Common stock	$105,916,360	$-	$157,637	$106,073,997
Corporate bonds and notes	-	17,164,316	-	17,164,316
Investment companies	2,700,800	-	-	2,700,800
Master limited partnerships	3,182,710	-	-	3,182,710
Preferred stock	-	-	0	-
Money market fund	37	-	-	37

Total investments, at value	$111,799,907	$17,164,316	$157,637	$129,121,860

There were no securities transferred from level 1 on December 31, 2012 to level 2 on March 31, 2013. Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

	Common Stocks	Preferred Stocks	Total
Balance at December 31, 2012	$204,152	$2,000	$206,152
Change in unrealized depreciation	(46,515)	(2,000)	(48,515)
Balance at September 30, 2012	$157,637	$0	$157,637

Net change in unrealized depreciation attributable to assets still held as level 3 at March 31,2013	$(46,515)	$(2,000)	$(48,515)

The Investment Manager under the direction of the Fund’s Board of Trustees considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining  the value of the Fund’s private investments may include, but are not limited to, the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Fund’s Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with level 3 as of March 31, 2013:

	Fair Value		Unobservable
	March 31, 2013	Valuation Technique	Input	Amount
Common stocks
Miscellaneous Business Credit Institution	$64,637	Assessment of net asset value	Discount rate due to lack of marketability	75%
Services - Miscellaneous Repair Services	$93,000	Share of taxable income and comparable exchange offer	Discount rate due to lack of marketability	75%
Preferred stock
Financial	$0	Assessment of available reserve for distribution in connection with the company's liquidation and final dissolution	Discount rate due to lack of marketability	100%

Cost for Federal Income Tax Purposes
At March 31, 2013, for federal income tax purposes the aggregate cost of securities was $102,285,714 and net unrealized appreciation was $26,836,146, comprised of gross unrealized appreciation of $30,480,514 and gross unrealized depreciation of $3,644,368.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at March 31, 2013, were as follows:

	Acquisition
	Date	Cost	Value
Acquilex Holdings LLC Units	12/23/09	$496,372	$93,000
Star Asia Financial Ltd.	2/22/07	686,145	64,637
Solar Cayman Ltd.	3/7/07	568,802	0
		$1,751,319	$157,637

Percent of net assets		1.68%	0.15%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 30, 2013

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 30, 2013

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)